Leases (Details) - Lease, Cost - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Lease, Cost [Abstract]
Operating lease costs	$ 12,576	$ 16,830
Short term lease cost	0
Total rent expense	$ 12,576	$ 19,830